UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 1999

                (Please read instructions before preparing form.)

If amended report check here: [ ]

Stanley Knowlton
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Knowlton Brothers, Inc.    530 Fifth Avenue             New York  NY    10036
--------------------------------------------------------------------------------
Business Address   (Street)     (City)                    (State)       (Zip)

Stanley Knowlton                          212-764-3602
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 11th day of February, 2000.


                               Stanley Knowlton
                               ------------------------------------------
                               (Name of Institutional Investment Manager)


                               /s/ Stanley Knowlton
                               ------------------------------------------
                               (Manual Signature of Person Duly
                                  Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                         13F File No.:   Name:                13F File No.:
-----                         -------------   -----                -------------

1. Knowlton Brothers, Inc.    28-5340         1. ______________    _______
2. Knowlton, Christopher      28-5342         2. ______________    _______
3. Knowlton, Winthrop         28-5344         3. ______________    _______
4. Lee, Dwight                28-2649         4. ______________    _______
5. _______________________    _______         5. ______________    _______


                                                                               Investment Discretion           Voting Authority
                                                                               ---------------------           ----------------

                                                                                           Shared
Issuer                          Class   CUSIP            Value     Position     Sole   Instr.V    Shared   Managers     Sole  Shared
------                          -----   -----            -----     --------     ----   -------    ------   --------     ----  ------

AES Corp.                       COM     00130H105    6,245,586.75    83,553                         X        1, 2, 3              X
AES Corp.                       COM     00130H105    1,726,725.00    23,100                         X        1, 2, 3, 4           X
Altera Corp.                    COM     21441100       679,006.25    13,700                         X        1, 2, 3, 4           X
AT&T Liberty Media              COM     1957208        869,231.25    15,300                         X        1, 2, 3, 4           X
Banco Latinoamerican            COM     P16994132    1,711,158.75    72,430                         X        1, 2, 3              X
Biosite Diagnostic              COM     90945106     1,251,200.00    78,200                         X        1, 2, 3, 4           X
Cognex Corp.                    COM     192422103    6,780,462.00   173,858                         X        1, 2, 3              X
Cognex Corp.                    COM     192422103    1,669,200.00    42,800                         X        1, 2, 3, 4           X
Costco                          COM     22160Q102      812,125.00     8,900                         X        1, 2, 3, 4           X
Dell Computer                   COM     247025109      362,100.00     7,100                         X        1, 2, 3, 4           X
EMC                             COM     268648102    1,627,825.00    14,900                         X        1, 2, 3, 4           X
Eclipsys                        COM     278856109   15,435,987.50   602,380                         X        1, 2, 3              X
Eclipsys                        COM     278856109    1,360,687.50    53,100                         X        1, 2, 3, 4           X
Gensyme Corp Gen Div            COM     372917104    2,148,750.00    47,750                         X        1, 2, 3              X
Gensyme Corp Gen Div            COM     372917104      922,500.00    20,500                         X        1, 2, 3, 4           X
Global Crossing Ltd.            COM     G39221A100     460,000.00     9,200                         X        1, 2, 3, 4           X
Globalstar Telecommunication    COM     G3930H104      484,000.00    11,000                         X        1, 2, 3, 4           X
HNC Software                    COM     40425P107   14,450,737.50   136,650                         X        1, 2, 3              X
HNC Software                    COM     40425P107    1,840,050.00    17,400                         X        1, 2, 3, 4           X
Hollis Eden                     COM     435902101      499,037.50    48,100                         X        1, 2, 3              X
Idexx Laboratories Corp.        COM     45168D104    2,584,837.50   160,300                         X        1, 2, 3              X
Idexx Laboratories Corp.        COM     45168D104    1,254,525.00    77,800                         X        1, 2, 3, 4           X
Impath                          COM     45255G101    5,414,626.25   212,860                         X        1, 2, 3              X
Integrated Systems Inc.         COM     45812M104    1,538,840.63    45,850                         X        1, 2, 3, 4           X
ISG International Software      COM     M5733B104      982,800.00    62,400                         X        1, 2, 3, 4           X
Jabil Circuit                   COM     466313103    2,138,900.00    29,300                         X        1, 2, 3              X
Maxim Pharmaceutical            COM     57772M107      812,000.00    40,600                         X        1, 2, 3, 4           X
Maxwell Shoe                    COM     577766108      280,000.00    35,000                         X        1, 2, 3              X
Mercury Interactive Corp.       COM     589405109    1,176,518.75    10,900                         X        1, 2, 3, 4           X
MRV Communications Inc.         COM     553477100    3,382,675.00    53,000                         X        1, 2, 3, 4           X
Napro Biotherapeutics Inc.      COM     630795102      421,846.88   127,350                         X        1, 2, 3              X
National Data                   COM     635621105    1,316,823.50    38,800                         X        1, 2, 3              X
NTL Incorporated Comm           COM     629407107    2,697,718.75    21,625                         X        1, 2, 3, 4           X
Network Associates              COM     640938106    3,863,114.13   143,712                         X        1, 2, 3              X
Network Associates              COM     640938106    1,429,113.43    53,550                         X        1, 2, 3, 4           X
Network Solutions               COM     64121Q102    5,939,238.69    27,299                         X        1, 2, 3              X
Network Solutions               COM     64121Q102    2,915,337.50    13,400                         X        1, 2, 3, 4           X
Oak Technology                  COM     671802105    2,340,500.00   248,000                         X        1, 2, 3              X
Oracle Corp.                    COM     68389X105      795,643.75     7,100                         X        1, 2, 3              X
Parametric Technology Corp.     COM     699173100   11,920,517.06   440,481                         X        1, 2, 3              X
Parametric Technology Corp.     COM     699173100    2,538,462.50    93,800                         X        1, 2, 3, 4           X
Pinnacle Systems Inc.           COM     7234811070  15,950,313.75   392,020                         X        1, 2, 3              X
Protocol Systems                COM     74371R106    1,161,000.00   129,000                         X        1, 2, 3              X
QRS                             COM     74726X106    4,788,000.00    45,600                         X        1, 2, 3              X
Remedy                          COM     759548100    3,856,325.00    81,400                         X        1, 2, 3              X
Shared Medical                  COM     819486101    2,465,375.00    48,400                         X        1, 2, 3              X
Starbucks                       COM     855244109    1,452,575.00    59,900                         X        1, 2, 3              X
Starbucks                       COM     855244109      681,425.00    28,100                         X        1, 2, 3, 4           X
Synopsis Inc.                   COM     871607107   10,594,560.00   158,720                         X        1, 2, 3              X
Synopsis Inc.                   COM     871607107    2,062,575.00    30,900                         X        1, 2, 3, 4           X
Thermo Cardiosystems Inc.       COM     88355K200    3,187,130.63   485,658                         X        1, 2, 3              X
Valley Forge Scientific Corp.   COM     919656108      264,011.50    68,132                         X        1, 2, 3              X
Wiley John & Sons               COM     968223206    2,008,325.00   119,900                         X        1, 2, 3              X
Winstar Communications          COM     975515107    1,821,050.00    24,200                         X        1, 2, 3              X
Winstar Communications          COM     975515107    1,806,000.00    24,000                         X        1, 2, 3, 4           X
Xilinx Inc.                     COM     983919101    2,845,718.75    18,600                         X        1, 2, 3, 4           X
Xionics Document Tech           COM     98412X103      365,312.50    35,000                         X        1, 2, 3              X
                                                    -------------

Total                                              170,363,109.13
                                                   ==============
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